Investments (Investments Under Equity Method of Accounting) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment Balance	$ 1,544	$ 1,561	$ 1,320
Iroquois
Schedule of Equity Method Investments [Line Items]
Ownership%	50.00%
Investment Balance	$ 311	316
Description	Gas transmission system
Blue Racer Midstream Llc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership%	50.00%
Investment Balance	$ 691	677
Description	Midstream gas and related services
Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Ownership%	48.00%
Investment Balance	$ 382	256
Description	Gas transmission system
Fowler I Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership%	50.00%
Investment Balance	$ 81	116
Description	Wind-powered merchant generation facility
Nedpower Mount Storm Llc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership%	50.00%
Investment Balance		112
Description	Wind-powered merchant generation facility
Other Investment [Member]
Schedule of Equity Method Investments [Line Items]
Investment Balance	$ 79	84
Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Investment Balance	$ 95	98	$ 102
Dominion Energy Gas Holdings, LLC | Iroquois
Schedule of Equity Method Investments [Line Items]
Ownership%	24.07%
Investment Balance	$ 95	$ 98
Description	Gas transmission system